Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Line Items]
Advertising costs				$ 7.4	$ 8.1
Current Portion Lease Liabilities Reclassified To Non-Current
Disclosure Of Significant Accounting Policies [Line Items]
Amount of reclassifications or changes in presentation	$ 15.9	$ 17.1	$ 17.4		17.2
Short-Term Borrowings Of Financing Liabilities Reclassified To Long-Term Notes And Loans Payable
Disclosure Of Significant Accounting Policies [Line Items]
Amount of reclassifications or changes in presentation	$ 6.8	$ 7.2	$ 7.5		$ 7.8